Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The following table provides information for the fiscal years 2020 through 2024 with respect to the compensation, as calculated under SEC rules, of our principal executive officers (“PEOs”), which includes both our current and former CEOs, the average compensation of our other NEOs, and certain performance measures specified under SEC rules.

Fiscal Year	Principal Executive Officers (“PEO”) (1)
	Cohen	Robinson	Furlong	Sherman	Cohen	Robinson	Furlong	Sherman
	SCT Total	SCT Total	SCT Total	SCT Total	Compensation Actually Paid (2)	Compensation Actually Paid (2)	Compensation Actually Paid (2)	Compensation Actually Paid (2)

2024	$268,553	$—	$—	$—	$268,553	$—	$—	$—

2023	—	563,647	1,090,198	—	—	(93,436)	(4,169,658)	—

2022	—	—	2,482,709	—	—	—	2,117,619	—

2021	—	—	16,812,934	652,306	—	—	9,076,361	(132,010,993)

2020	—	—	—	7,174,243	—	—	—	427,832,874

Fiscal Year	Average SCT Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non- PEO NEOs (2)	Value of Initial Fixed $100 Investment Based on:		Net Income (5) ($MM)	United States Operating Profit (excluding royalties) ($MM) (6)
			Company TSR (4)	Peer Group TSR (4)

2024	$553,815	$(3,088,467)	2,802	235	131	24

2023	1,051,102	(1,802,812)	1,534	161	7	(65)

2022	13,692,562	8,874,616	2,377	135	(313)	(328)

2021	6,299,738	(9,396,932)	2,550	135	(381)	(358)

2020	2,732,872	66,526,448	8,464	141	(215)	(211)

(1)
For fiscal 2024, our PEO was our current CEO
Ryan Cohen
. For fiscal 2023, our PEOs included Ryan Cohen, former PEO Mark Robinson, and former CEO
Matthew Furlong
. For fiscal 2022, our PEO was Matthew Furlong. For fiscal 2021, our PEOs included both Matthew Furlong and former CEO George E. Sherman. For fiscal 2020, our PEO was George E. Sherman.

(2)
In calculating the “Compensation Actually Paid” or “CAP” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with FASB ASC Topic 718. Time-vested restricted stock/unit grant date fair values are calculated using the closing stock price as of date of grant. Adjustments have been made using the stock price as of fiscal year-end
and as of each date of vest. Performance-vested restricted stock fair values are valued at zero at each respective measurement date, given all outstanding performance-vested restricted stock were accrued at and estimated to be earned below threshold (i.e., all shares forfeited) as of each respective measurement date. The assumptions used to calculate the fair value for purposes of determining the “Compensation Actually Paid” are consistent with the methodology used for calculating the grant date fair value for financial reporting purposes.

(3)
For fiscal 2024, our
non-PEO
NEOs were Mark Robinson, Nir Patel, and Daniel Moore. For fiscal 2023, our non-PEO
NEOs were Diana Saadeh-Jajeh, Nir Patel and Dan Moore. For fiscal 2022, our non-PEO
NEOs were Diana Saadeh-Jajeh, Nir Patel, and Michael Recupero. For fiscal 2021, our non-PEO
NEOs were Michael Recupero, Diana Saadeh-Jajeh, James A. Bell, Frank M. Hamlin, Chris R. Homeister, and Daniel J. Kaufman. For fiscal 2020, our non-PEO
NEOs were James A. Bell, Frank M. Hamlin, Chris R. Homeister, and Daniel J. Kaufman.

(4)
The Company Total Shareholder Return (“TSR”) and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K,
assuming an initial investment date of January 31, 2020. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the Dow Jones Specialty Retailers Index.

(5)	Represents the amount of net income ( loss ), as reflected in the Company’s audited financial statements for the fiscal year indicated.

(6)
For purposes of this table, United States Operating Profit (excluding royalties), which was first used as a measure in our executive compensation program for fiscal 2024 and tracked by the Company beginning in fiscal 2022, is defined as operating earnings (loss) for the United States segment less deductions for intercompany and other items, including intercompany royalties and foreign currency translation adjustments, and additions for certain non-cash
and
one-time
items, including asset impairment charges. For fiscal 2021 and 2020, amounts in this table reflect United States operating earnings (loss) as reported in the Company’s Form
10-K.

In the calculation of CAP presented in the table above, the following amounts were deducted and added:
Reconciliation of SCT Total to CAP

	FY2024
Description of Elements Added / Subtracted to SCT Total to Calculate CAP	Current PEO Cohen	Average Other NEOs

SCT Total	$268,553	$553,815

(Minus) Grant Date Fair Value of Awards Granted During the Year	—	$(293,958)

Plus Fair Value as of Awards Granted During the Year and Unvested as of Year-End	—	$232,712

Plus (Minus) Change from Prior Year-End in Fair Value of Awards That Vested During the Year	—	$(49,462)

Plus (Minus) Year-over-Year Change in Fair Value of Unvested Awards Granted in Prior Years	—	$103,112

Plus (Minus) Fair Value of Awards Granted During the Year and Vested During the Year		$105,262

(Minus) Grant Date Fair Value of Awards Granted During the Year		$(3,739,947)

CAP Total	$268,553	$(3,088,467)

Company Selected Measure Name	United States Operating Profit (excluding royalties)
Named Executive Officers, Footnote	For fiscal 2024, our
non-PEO
NEOs were Mark Robinson, Nir Patel, and Daniel Moore. For fiscal 2023, our non-PEO
NEOs were Diana Saadeh-Jajeh, Nir Patel and Dan Moore. For fiscal 2022, our non-PEO
NEOs were Diana Saadeh-Jajeh, Nir Patel, and Michael Recupero. For fiscal 2021, our non-PEO
NEOs were Michael Recupero, Diana Saadeh-Jajeh, James A. Bell, Frank M. Hamlin, Chris R. Homeister, and Daniel J. Kaufman. For fiscal 2020, our non-PEO
	NEOs were James A. Bell, Frank M. Hamlin, Chris R. Homeister, and Daniel J. Kaufman.
Peer Group Issuers, Footnote	The Company Total Shareholder Return (“TSR”) and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K,
	assuming an initial investment date of January 31, 2020. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the Dow Jones Specialty Retailers Index.
PEO Total Compensation Amount	$ 268,553
Adjustment To PEO Compensation, Footnote
Reconciliation of SCT Total to CAP

	FY2024
Description of Elements Added / Subtracted to SCT Total to Calculate CAP	Current PEO Cohen	Average Other NEOs

SCT Total	$268,553	$553,815

(Minus) Grant Date Fair Value of Awards Granted During the Year	—	$(293,958)

Plus Fair Value as of Awards Granted During the Year and Unvested as of Year-End	—	$232,712

Plus (Minus) Change from Prior Year-End in Fair Value of Awards That Vested During the Year	—	$(49,462)

Plus (Minus) Year-over-Year Change in Fair Value of Unvested Awards Granted in Prior Years	—	$103,112

Plus (Minus) Fair Value of Awards Granted During the Year and Vested During the Year		$105,262

(Minus) Grant Date Fair Value of Awards Granted During the Year		$(3,739,947)

CAP Total	$268,553	$(3,088,467)

Non-PEO NEO Average Total Compensation Amount	$ 553,815	$ 1,051,102	$ 13,692,562	$ 6,299,738	$ 2,732,872
Non-PEO NEO Average Compensation Actually Paid Amount	$ (3,088,467)	(1,802,812)	8,874,616	(9,396,932)	66,526,448
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of SCT Total to CAP

	FY2024
Description of Elements Added / Subtracted to SCT Total to Calculate CAP	Current PEO Cohen	Average Other NEOs

SCT Total	$268,553	$553,815

(Minus) Grant Date Fair Value of Awards Granted During the Year	—	$(293,958)

Plus Fair Value as of Awards Granted During the Year and Unvested as of Year-End	—	$232,712

Plus (Minus) Change from Prior Year-End in Fair Value of Awards That Vested During the Year	—	$(49,462)

Plus (Minus) Year-over-Year Change in Fair Value of Unvested Awards Granted in Prior Years	—	$103,112

Plus (Minus) Fair Value of Awards Granted During the Year and Vested During the Year		$105,262

(Minus) Grant Date Fair Value of Awards Granted During the Year		$(3,739,947)

CAP Total	$268,553	$(3,088,467)

Compensation Actually Paid vs. Total Shareholder Return
The close relationship between TSR and CAP was evident across the fiscal years in the table above. Our CAP at the end of fiscal 2020 significantly increased as a direct result of our strong TSR through the end of fiscal 2020. Through fiscal 2021, our TSR decreased (although still greater than the initial fixed $100 investment), and the CAP to our NEOs significantly declined year-over-year (except for Matthew Furlong, who joined the Company in fiscal 2021), and declined relative to fiscal 2021 SCT totals. In fiscal 2022, our TSR decreased slightly, which led to our CAP values declining relative to fiscal 2022 SCT totals (although CAP remained positive given the year-over-year TSR decline through fiscal 2022 was not significant). Through fiscal 2023 our TSR decreased, and as a result, CAP values to Matthew Furlong and non-PEO
NEO CAP declined relative to fiscal 2023 SCT totals. As of the end of fiscal 2024 our CAP for non-PEO
NEOs was once again lower than fiscal 2024 SCT totals, despite TSR increasing, mainly due to one non-PEO
NEO forfeiting equity upon leaving the Company.

Compensation Actually Paid vs. Net Income
Our net income (loss) was not strongly correlated with CAP given a large portion of our executive compensation program is granted in equity, thereby directly tied to our stock price performance. In fiscal 2020, our net income was ($215 million) and the CAP values

to our
NEOs
were the highest over the full five-year period. In fiscal 2021, our net income decreased to ($381 million) which was also aligned with a decrease in CAP over this period. In fiscal 2022, our net income increased to ($313 million) aligning with the increase in CAP over this period. In fiscal 2023 and 2024, our significant growth in net income
to $7 million and $131 million, respectively, was not correlated with CAP to our NEOs given CAP values decreased over the period.

Compensation Actually Paid vs. Company Selected Measure
For fiscal years 2020 through 2023, we did not have a company selected measure because
the Company did not use any financial performance measures to link fiscal years 2020 through 2023 executive compensation to company performance. In fiscal 2024, given we used United States Operating Profit (excluding royalties) as performance criteria in our Short-Term Equity Incentive program, we’ve included this measure as our company selected measure. Similar to net income (loss), our US Operating Profit (excluding royalties) was not strongly correlated with CAP. In fiscal 2024 our United States Operating Profit (excluding royalties) was $24 million, an increase from ($65 million) in fiscal 2023. This significant growth was
not correlated with CAP to our NEO’s given CAP values decreased over the period.

Total Shareholder Return Vs Peer Group
The increase in our stock
price
that contributed significantly to the CAP in fiscal 2020 also drove our Total Shareholder Return (“TSR”) through the end of fiscal 2024. Our TSR has significantly outperformed our Peer Group TSR during this period, as shown in the table above. Specifically, our TSR performed significantly better than our Peer Group TSR through the end of fiscal 2020. After a meaningful increase in fiscal 2020, our TSR performance was negative in fiscal 2021, 2022, and 2023, before increasing again in fiscal 2024. Over the full five-year period, both our TSR and Peer Group TSR was positive, and our TSR performance meaningfully outperformed our Peer Group in total.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
For fiscal 2024, United States Operating Profit (excluding royalties) and the Company stock price were the only financial performance measures that the Company used to tie CAP to our non-PEO
NEOs to Company Performance.

Total Shareholder Return Amount	$ 2,802	1,534	2,377	2,550	8,464
Peer Group Total Shareholder Return Amount	235	161	135	135	141
Net Income (Loss)	$ 131,000,000	$ 7,000,000	$ (313,000,000)	$ (381,000,000)	$ (215,000,000)
Company Selected Measure Amount	24,000,000	(65,000,000)	(328,000,000)	(358,000,000)	(211,000,000)
Measure:: 1
Pay vs Performance Disclosure
Name	United States Operating Profit (excluding royalties)
Ryan Cohen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 268,553	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 268,553	$ 0	0	0	0
PEO Name	Ryan Cohen	Ryan Cohen
Mark Robinson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 563,647	0	0	0
PEO Actually Paid Compensation Amount	0	$ (93,436)	0	0	0
PEO Name		Mark Robinson
Matthew Furlong [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	$ 1,090,198	2,482,709	16,812,934	0
PEO Actually Paid Compensation Amount	0	$ (4,169,658)	$ 2,117,619	$ 9,076,361	0
PEO Name		Matthew Furlong	Matthew Furlong	Matthew Furlong
George E. Sherman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	$ 0	$ 0	$ 652,306	7,174,243
PEO Actually Paid Compensation Amount	0	$ 0	$ 0	$ (132,010,993)	$ 427,832,874
PEO Name				George E. Sherman	George E. Sherman
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,739,947)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(293,958)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	232,712
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	103,112
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	105,262
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (49,462)